PROPERTY PLANT AND EQUIPMENT - Summary of Property, Plant And Equipment (Details) $ in Millions	9 Months Ended
Sep. 30, 2023 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 10,596
Property, plant and equipment at end of period	10,594
Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	95
Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	3,737
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	4,033
Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	41
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at end of period	2,688
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	34,381
Additions	970
Transfers from construction in progress	0
Disposals	(265)
Effect of exchange rate changes	(6)
Property, plant and equipment at end of period	35,080
Cost | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	122
Additions	16
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	138
Cost | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,867
Additions	66
Transfers from construction in progress	594
Disposals	(25)
Effect of exchange rate changes	(2)
Property, plant and equipment at end of period	8,500
Cost | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	22,569
Additions	4
Transfers from construction in progress	957
Disposals	(225)
Effect of exchange rate changes	(4)
Property, plant and equipment at end of period	23,301
Cost | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	439
Additions	3
Transfers from construction in progress	5
Disposals	(1)
Effect of exchange rate changes	0
Property, plant and equipment at end of period	446
Cost | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,384
Additions	881
Transfers from construction in progress	(1,556)
Disposals	(14)
Effect of exchange rate changes	0
Property, plant and equipment at end of period	2,695
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(23,785)
Additions	(952)
Disposals	245
Effect of exchange rate changes	6
Property, plant and equipment at end of period	(24,486)
Accumulated Depreciation and Impairment | Land and Land Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(39)
Additions	(4)
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(43)
Accumulated Depreciation and Impairment | Building and Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,544)
Additions	(238)
Disposals	19
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(4,763)
Accumulated Depreciation and Impairment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(18,804)
Additions	(695)
Disposals	225
Effect of exchange rate changes	6
Property, plant and equipment at end of period	(19,268)
Accumulated Depreciation and Impairment | Computer
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(391)
Additions	(15)
Disposals	1
Effect of exchange rate changes	0
Property, plant and equipment at end of period	(405)
Accumulated Depreciation and Impairment | Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7)
Additions	0
Disposals	0
Effect of exchange rate changes	0
Property, plant and equipment at end of period	$ (7)